Equity method investment - Schedule of Carrying Value of our Equity Method Investment (Details) kr in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($)	Aug. 31, 2024 NOK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 29, 2024
Equity Method Investments [Roll Forward]
Opening balance			$ 300,000	$ 0
Additions			0	300,000	$ 0
Share options expense to employees of acquiree			100,000	0
Equity in net income (loss)			7,000	(11,000)
Ending balance			400,000	300,000	$ 0
Schedule of Equity Method Investments [Line Items]
Income/(Loss) from equity method investment			$ 7,000	$ (11,000)
2020 Bulkers Management AS
Equity Method Investments [Roll Forward]
Additions	$ 300,000	kr 3.2
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%	40.00%	40.00%	40.00%		40.00%